Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Executive Compensation Clawback Policy

The Board has adopted a Compensation Recovery Policy (the “Clawback Policy”), effective October 2, 2023, in compliance with Nasdaq listing standards and Section 10D of the Exchange Act. The Clawback Policy applies to current and former executive officers as defined under the Exchange Act and only in the event that the Company is required to prepare an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under securities laws. Pursuant to the Clawback Policy, the Compensation Committee is authorized to recoup incentive-based compensation (as that term is defined in the Clawback Policy) erroneously received within the three completed fiscal years immediately preceding the date on which we are required to prepare a restatement in accordance with the Clawback Policy.